ACQUISITION OF SUBSIDIARIES (Details) - CNY (¥) ¥ in Thousands			12 Months Ended
	Aug. 05, 2022	Aug. 01, 2022	Dec. 31, 2022	Dec. 31, 2023	Jul. 15, 2021
Net assets acquired:
Goodwill net			¥ 1,364,191
BJ TenxCloud
Business Acquisitions [Abstract]
Equity interests acquired (as a percent)					100.00%
BJ JHC [Member]
Business Acquisitions [Abstract]
Equity interests acquired (as a percent)					100.00%
Kunshan Kunhui Network Co., Ltd. ("KS Kunhui")
Business Acquisitions [Abstract]
Equity interests acquired (as a percent)	100.00%
Net assets acquired:
Cash and cash equivalents	¥ 9,014
Property and equipment, net	92,157
Operating lease right-of-use assets, net	199,255
Deferred tax assets	13,921
Other current assets	289,480
Total assets acquired	692,327
Other current liabilities	(436,124)
Operating lease liabilities	(208,612)
Deferred tax liabilities	(22,125)
Total liabilities assumed	(666,861)
Net assets acquired	25,466
Purchase consideration	50,000
Goodwill net	24,534
Revenue of acquiree since the acquisition date included in the consolidated statement of operations			0
Net profit loss of acquiree since the acquisition date included in the consolidated statement of operations			¥ 24,757
Kunshan Kunhui Network Co., Ltd. ("KS Kunhui") | Operating permits
Net assets acquired:
Intangible assets	29,000
Kunshan Kunhui Network Co., Ltd. ("KS Kunhui") | Customer contract
Net assets acquired:
Intangible assets	¥ 59,500
BJ JiangHeCloud
Business Acquisitions [Abstract]
Equity interests acquired (as a percent)		100.00%
Contingent Consideration, cash to be paid		¥ 57,500		¥ 57,500
Net assets acquired:
Purchase consideration		¥ 847,438